Derivative Financial Instruments and Risk Management - Derivative Instruments not Designated as Hedges by Statements of Operations Location (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss)	$ (17)	$ (6)	$ (100)
Not Designated as Hedging Instrument [Member] | Revenues, Net [Member] | Currency forwards and swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss)	43	(13)	4
Not Designated as Hedging Instrument [Member] | Cost of Sales [Member] | Commodity swaps and options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss)	(60)	7	(105)
Not Designated as Hedging Instrument [Member] | Cost of Sales [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss)			$ 1